Warrant liabilities (Details)	12 Months Ended
Dec. 31, 2024 $ / shares shares
Warrant Liabilities [Line Items]
Warrant outstanding term	5 years
Redemption price	$ 0.01
Ordinary share per share	11.5
Reflective per share	$ 10.6
Purchase of ordinary share (in Shares) | shares	1
Public Warrants [Member]
Warrant Liabilities [Line Items]
Ordinary share per share	$ 18
Reflective per share	180
Private Warrants [Member]
Warrant Liabilities [Line Items]
Ordinary share per share	5.9
Reflective per share	$ 115